Trade payables and other liabilities - Summary of Trade Payables and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Current: due within one year
Trade payables	€ 8,896	€ 8,375
Accruals	4,429	4,266
Social security and sundry taxes	447	401
Deferred consideration	44	43
Others	1,045	1,047
Trade and other current payables	14,861	14,132
Non-current: due after more than one year
Accruals	91	81
Deferred consideration	152	121
Others	32	33
Non current payables	275	235
Total trade payables and other liabilities	€ 15,136	€ 14,367